DEPOSIT PAID (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Deposit Paid
SCHEDULE OF SECURITY DEPOSIT
	March 31, 2026	June 30, 2025
Security deposit
- Factory site	$80,000	$80,000
At June 30, 2025 and 2024, deposits consist of the following:
	As of June 30,
	2025	2024
Security deposit
- Factory site	$80,000	$80,000